UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to March 31, 2023.

Date of Report (Date of earliest event reported):  April 21, 2023

Commission File Number of securitizer:  025-01841

Central Index Key Number of securitizer:  0001633283

FirstKey Mortgage, LLC
(Exact name of securitizer as specified in its charter)

Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

___	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits

99.1	Disclosures required by Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: April 21, 2023

FIRSTKEY MORTGAGE, LLC (Securitizer)

By:	/s/ Michael Hitzmann
Name: Michael Hitzmann
Title: Managing Director

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-1.